State Street

PO Box 5049

Boston, MA 02206-5049

May 4, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FPA U.S. Core Equity Fund, Inc. (“Registrant”)

1933 Act File No. 002-87607

1940 Act File No. 811-03896

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2021, do not differ from that contained in Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 30, 2021 (Accession # 0001104659-21-058744).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

Enclosures

cc:	J. Richard Atwood